Note 1. Description of Business	12 Months Ended
Jul. 31, 2012
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1. -  DESCRIPTION OF BUSINESS

Santo Mining Corp. (formerly Santo Pita Corporation) (referred to as we, the “Company” or “Santo Mining”) was incorporated in the State of Nevada on July 8, 2009.

The Company’s original business operations were divided into two segments: 1) through an informative and interactive website, where both dentists and patients can access dental information and have online consultations; and 2) mobile teeth whitening service.

In 2012, the Company’s management decided to redirect the Company’s business focus towards identifying and pursuing options regarding the acquisition of mineral exploration property with the focus on gold and other precious metals in north western Dominican Republic.

On July 30, 2012, the Company entered into a mineral property acquisition agreement (the "Acquisition Agreement") with GEXPLO, SRL (the "Vendor") and Rosa Habeila Feliz Ruiz, an officer and director of the Company, whereby the Company agreed to acquire from the Vendor an undivided one hundred percent (100%) interest in and to a mineral claim known as Alexia, which is located in the province of Dajabon, in the municipalities of Dajabon and Partido, specifically in the sections Chaucey, La Gorra and Partido Arriba, covering  Los Indios, Pueblo Nuevo, Hatico Viejo, El Junco, La Gallina, Tahuique and Charo located in the Dajabon 5874-I (11) and Loma de Cabrera 5874-II (19) topographical sheets. Pursuant to the terms of the Acquisition Agreement, in consideration of an undivided 100% interest in and to the Alexia Claim, the Vendor will receive 6,456,600 shares of the Company’s common stock transferred from Ms. Ruiz and the cancellation of the promissory note for $59,770 from the Company to the Vendor dated May 31, 2012.

After the Company completed its acquisition of Alexia, the Company began to operate in the mining business.